Stock-Based Compensation - Schedule of Restricted Stock Awards (Details) - Restricted Stock - NV5 Global, Inc. [Member]	6 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Restricted Stock Awards [Line Items]
Number of Units, Unvested Beginning Balance | shares	3,100,945
Weighted Average Grant Date Value, Unvested Beginning Balance | $ / shares	$ 25.96
Number of Units, Granted | shares	1,809,716
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 21.15
Number of Units, Vested | shares	(570,984)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 28.67
Number of Units, Forfeited | shares	(48,740)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 25.12
Number of Units, Unvested Ending Balance | shares	4,290,937
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 23.58